Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Directors and Key Management Personnel
The following persons were Directors of IREN Limited at any time during the year, up to the date of this report:

Individual	Position	Date of Commencement	Date ceased to be KMP
Daniel Roberts	Executive Director, Co-Founder and Co-Chief Executive Officer	6 November 2018	-
William Roberts	Executive Director, Co-Founder and Co-Chief Executive Officer	6 November 2018	-
David Batholomew	Non-Executive Director	24 September 2021	-
Christopher Guzowski	Non-Executive Director	19 December 2019	-
Michael Alfred	Non-Executive Director	21 October 2021	-
Sunita Parasuraman	Non-Executive Director	17 July 2023	-
The following persons were considered to be KMP of IREN Limited at any time during the year:

Individual	Position	Date of Commencement	Date ceased to be KMP
David Shaw	Chief Operating Officer	22 October 2021	-
Belinda Nucifora	Chief Financial Officer	16 May 2022	-
Cesilia Kim	Chief Legal Officer	1 January 2023	-

Compensation made to Directors and Key Management Personnel
The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023
	US$	US$

Short-term employee benefits	8,137,249	7,967,322
Post-employment benefits	86,515	66,830
Share-based payments	21,571,999	13,905,489

Total KMP compensation	29,795,763	21,939,641

Summary of Movement in Options and RSUs Outstanding Issued to Directors and Other Members of KMP
The following table summarizes the movement in options and RSUs outstanding issued to Directors and other members of KMP:

	Number of options/RSUs	Weighted average exercise price	Number of options/RSUs	Weighted average exercise price
	30 June 2024	30 June 2024	30 June 2023	30 June 2023

Outstanding as at 1 July	10,008,224	$37.84	6,973,516	$53.16
Granted during the year	2,564,809	-	3,070,379	$2.97
Forfeited during the year	-	-	(31,671)	$36.45
Exercised during the year	(104,559)	-	(4,000)	-

Outstanding at the end of the financial year	12,468,474	$30.37	10,008,224	$37.84

Exercisable at the end of the financial year	2,017,021	$3.92	2,017,021	$3.87